Intangible Assets and Goodwill - Cash-generating units (Details) $ in Thousands	12 Months Ended
	Oct. 31, 2021 CAD ($) location	Oct. 31, 2020 CAD ($)
Cash-generating units
Goodwill	$ 79,946	$ 18,027
Number of retail locations impaired | location	10
Impairment loss	$ 2,733	$ 705
Sensitivity on impairment loss from change In growth rate used to extrapolate cash flows	1.00%
Bricks And Mortar Retail
Cash-generating units
Goodwill	$ 39,537
Period of cash flow projections	5 years
Terminal growth rate	2.00%
Average growth rate used to forecast revenue	4.80%
Average forecasted EBITDA	14.80%
After-tax discount rate	13.00%
Impairment loss	$ 0
Ecommerce Retail
Cash-generating units
Goodwill	$ 44,262
Period of cash flow projections	5 years
Terminal growth rate	2.00%
Average growth rate used to forecast revenue	3.00%
After-tax discount rate	13.00%
Impairment loss	$ 0
Sensitivity on impairment loss from change in discount rate used to measure fair value less costs of disposal	2.00%
Ecommerce Retail | Maximum
Cash-generating units
Average forecasted EBITDA	21.60%
Ecommerce Retail | Minimum
Cash-generating units
Average forecasted EBITDA	20.10%
Grasscity
Cash-generating units
Carrying value	$ 1,438
Period of cash flow projections	5 years
Terminal growth rate	2.00%
Average growth rate used to forecast revenue	3.00%
Average forecasted EBITDA	10.30%
After-tax discount rate	13.00%
Impairment loss	$ 0
FABCBD
Cash-generating units
Carrying value	$ 7,988
Period of cash flow projections	5 years
Terminal growth rate	2.00%
Average growth rate used to forecast revenue	3.00%
After-tax discount rate	13.00%
Impairment loss	$ 0
FABCBD | Maximum
Cash-generating units
Average forecasted EBITDA	26.00%
FABCBD | Minimum
Cash-generating units
Average forecasted EBITDA	23.70%
Daily High Club
Cash-generating units
Carrying value	$ 2,658
Period of cash flow projections	5 years
Terminal growth rate	2.00%
Average growth rate used to forecast revenue	3.00%
After-tax discount rate	13.00%
Impairment loss	$ 0
Daily High Club | Maximum
Cash-generating units
Average forecasted EBITDA	7.10%
Daily High Club | Minimum
Cash-generating units
Average forecasted EBITDA	5.20%
DankStop
Cash-generating units
Carrying value	$ 1,359
Period of cash flow projections	5 years
Terminal growth rate	2.00%
Average growth rate used to forecast revenue	3.00%
After-tax discount rate	13.00%
Impairment loss	$ 0
DankStop | Maximum
Cash-generating units
Average forecasted EBITDA	21.00%
DankStop | Minimum
Cash-generating units
Average forecasted EBITDA	16.40%
Smoke Cartel
Cash-generating units
Carrying value	$ 3,766
Period of cash flow projections	5 years
Terminal growth rate	2.00%
Average growth rate used to forecast revenue	3.00%
After-tax discount rate	13.00%
Impairment loss	$ 0
Smoke Cartel | Maximum
Cash-generating units
Average forecasted EBITDA	13.40%
Smoke Cartel | Minimum
Cash-generating units
Average forecasted EBITDA	11.70%
Blessed CBD
Cash-generating units
Carrying value	$ 3,866
Period of cash flow projections	5 years
Terminal growth rate	2.00%
Average growth rate used to forecast revenue	5.00%
After-tax discount rate	13.00%
Impairment loss	$ 0
Blessed CBD | Maximum
Cash-generating units
Average forecasted EBITDA	54.80%
Blessed CBD | Minimum
Cash-generating units
Average forecasted EBITDA	35.10%
2686068 Ontario inc.
Cash-generating units
Period of cash flow projections	5 years
Terminal growth rate	2.00%
Average growth rate used to forecast revenue	15.00%
After-tax discount rate	13.00%
Impairment loss	$ 1,390
Sensitivity on impairment loss from change in discount rate used to measure fair value less costs of disposal	2.00%
Sensitivity on impairment loss from change In growth rate used to extrapolate cash flows	1.00%
2686068 Ontario inc. | Maximum
Cash-generating units
Average forecasted EBITDA	8.00%
2686068 Ontario inc. | Minimum
Cash-generating units
Average forecasted EBITDA	6.00%
Lethbridge, AB retail location
Cash-generating units
Sensitivity on impairment loss from change in discount rate used to measure fair value less costs of disposal	2.00%
Sensitivity on impairment loss from change In growth rate used to extrapolate cash flows	1.00%